Goodwill - Allocation of Goodwill to Cash-Generating Units (Details) - Goodwill - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 18,471	€ 16,519	€ 17,044
Telefónica Spain | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,291	4,291	4,299
Telefónica Brazil | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	7,752	6,278	6,258
Telefónica Germany | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,386	4,386	4,558
Telefónica Hispam | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	1,215	1,166	1,778
Telefónica Hispam | Operating segments | Colombia
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	135	154
Telefónica Hispam | Operating segments | Ecuador
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	137	129
Telefónica Hispam | Operating segments | Chile
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	652	622
Telefónica Hispam | Operating segments | Peru
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	265	239
Telefónica Hispam | Operating segments | Uruguay
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	23	20
Telefónica Hispam | Operating segments | Others T. Hispam
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3	2
Other companies | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	827	398	€ 151
Other companies | Operating segments | Telefónica Tech UK & Ireland
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	429	288
Other companies | Operating segments | BE-terna
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	279	0
Other companies | Operating segments | Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 119	€ 110